Senior Secured Lien Notes (Table)	9 Months Ended
Dec. 31, 2024
Senior Secured Lien Notes [Abstract]
Summary of Transaction Costs

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Senior Secured Lien Notes, due April 15, 2029	$507.8	$-

Less: unamortized transaction costs	(9.4)	-

	$498.4	$-